[Letterhead of UST Advisers, Inc.]

(203) 975-4057 Marina_Belaya@ustrust.com
February 8, 2007	37271.00003

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Excelsior Buyout Investors, LLC (811-21283) (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

1)	One definitive copy of the proxy statement and form of proxy in the form to be furnished to members of the Fund ("Members") for the special meeting (the "Meeting") to be held on March 15, 2007.

The preliminary proxy statement was filed with the Securities and Exchange Commission on January 24, 2007 (accession number 0001116679-07-000286). The purpose of the Meeting is (1) to approve the new Investment Advisory Agreement between the Fund and UST Advisers, Inc.; (2) to elect four managers of the Fund, each to hold office until their successors are duly elected and qualified; and (3) to consider and act upon any other matters that may properly come before the meeting and any adjourned session thereof.

It is anticipated that the materials will be sent to Members on or about February 8, 2007.

Please contact the undersigned with any questions or comments.

Very truly yours,

/s/Marina Belaya

Marina Belaya

Enclosure